Result And Remuneration To Shareholders - Schedule of Revenue (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Result And Remuneration To Shareholders
Revenue from supply of energy (a)		R$ 35,902	R$ 34,341	R$ 31,671
Revenue from use of the electricity distribution systems (TUSD)		5,844	5,134	4,417
CVA and Other financial components (b)	[1]	506	423	(213)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization	[2]		513	1,909
Transmission revenue
Transmission operation and maintenance revenue (c)		346	383	373
Transmission construction revenue (c)		576	425	242
Interest revenue arising from the financing component in the transmission contract asset (note 6)		334	433	524
Generation indemnity revenue (Note 14.1)		126	86	93
Distribution construction revenue (note 6) (note 8)	[3]	5,657	4,712	3,899
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession		117	104	149
Revenue on financial updating of the Concession Grant Fee (note 5.3)		451	447	412
Transactions in energy on the CCEE (f)		268	92	146
Mechanism for the sale of surplus (g)		0		(4)
Supply of gas	[4]	3,082	3,919	4,139
Fine for violation of service continuity indicator		(155)	(157)	(139)
Other operating revenues (c)		4,474	2,906	2,316
Deductions on revenue (i)		(14,777)	(13,941)	(13,084)
Revenue		R$ 42,751	R$ 39,820	R$ 36,850

[1]	This income derives from the total additions and amortizations shown in note 5.4.
[2]

In May 2024, CEMIG D concluded the refund of PIS/Pasep and Cofins credit reimbursements to customers, which had been carried out through tariff reviews. Accordingly, the revenue recomposition related to the realization of the liability occurred up to the second quarter of 2024.

[3]

This variation is associated with the increase in the number of projects executed by CEMIG D, mainly in electric power distribution networks, in line with the Distribution Development Plan (PDD), and by Gasmig, in line with the Centro‑Oeste Project.

[4]	This variation is mainly affected by customer migration to the free market and the reduction in the volume sold.